
                        PACIFIC SELECT ESTATE PRESERVER

    Last Survivor Flexible Premium Variable Universal Life Insurance Policy

                   Issued by Pacific Life Insurance Company

                     Supplement dated December 17, 1999 to
                         Prospectus dated May 1, 1999

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
                                              This supplement changes the prospectus to reflect the following effective
                                              January 1, 2000:

                                              --------------------------------------------------------------------------------
Two new variable investment                   The two new investment options are added to the list on page 1 of the
options are available                         prospectus. References to the 18 variable investment options throughout the prospectus are changed to refer to 20 variable investment options.
 . Diversified Research
 . International Large-Cap

                                              --------------------------------------------------------------------------------
The names of two variable                     The Growth variable investment option is now called the Small-Cap Equity
investment options are changed                variable investment option.

                                              The International variable investment option is now called the International
                                              Value variable investment option.

                                              These new names reflect the change in name of the underlying portfolios of
                                              Pacific Select Fund. Throughout the prospectus or supplement thereof, any reference to the Growth or International portfolio, variable account or variable investment option is changed to refer to the Small-Cap Equity or
                                              International Value portfolio, variable account or variable investment option, respectively.

                                              --------------------------------------------------------------------------------
An overview of Pacific Select Estate          The following is added to the chart under Fees and expenses paid by the Pacific
Preserver is amended                          Select Fund:

                                              -------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee    Other Expenses    Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Diversified Research*        0.90%            0.05%              0.95%
                                              International Large-Cap*     1.05%            0.15%              1.20%

                                              * Expenses are estimated. There were no actual advisory fees or other expenses for these portfolios in 1998 because the portfolios started on January 3,
                                                2000. See page 11 of the prospectus for information about expense caps through December 31, 2000 for these portfolios.

                                              + Effective January 1, 2000, the fund will implement a brokerage enhancement
                                                12b-1 plan, under which brokerage transactions may be placed with broker-
                                                dealers in return for credits that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct fund expense, the expense would have no effect on Other expenses shown above.

                                              The expenses for the Equity Index Portfolio in the chart under Fees and expenses paid by the Pacific Select Fund are replaced with the following:

                                              -------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee    Other Expenses    Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Equity Index                 0.25%            0.05%              0.30%

                                                                                                                            1
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
                                              --------------------------------------------------------------------------------
The following portfolios have new             Alliance Capital Management L.P. is the portfolio manager of the Emerging
portfolio managers                            Markets portfolio.

                                              Mercury Asset Management US is the portfolio manager of the Equity Index and
                                              Small-Cap Index portfolios.

                                              --------------------------------------------------------------------------------
Your Investment Options is amended            The chart on page 30 of the prospectus is replaced with the chart on page 3 of this supplement.

                                              --------------------------------------------------------------------------------
Illustrations is amended                      The seventh and eighth bullet points under Assumptions are replaced with the following:

                                              . Illustrations 1 through 8 assume total annual advisory fees and expenses of
                                                .80% of total average daily net assets of the fund. This reflects average advisory fees of .72% and average expenses of .08% based upon fees and expenses of portfolios available as investment options under the policy.

                                              . Illustrations 9 and 10 assume total annual advisory fees and expenses of .68%
                                                of total average daily net assets of the fund. This reflects weighted average advisory fees of .61% and weighted average expenses of .07% based upon fees and expenses of portfolios available as investment options under the policy.

                                              The second bullet point under Things to keep in mind is replaced with the following:

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10% for illustrations 1 through 8 and -.68%, 5.28%, and 11.24%
                                                for illustrations 9 and 10.

                                              Illustrations 1 through 10 are replaced with pages 4 through 13 of this supplement.
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2
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YOUR INVESTMENT OPTIONS

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
PORTFOLIO                   THE PORTFOLIO'S                 THE PORTFOLIO'S                    PORTFOLIO
                            INVESTMENT GOAL                 MAIN INVESTMENTS                   MANAGER
------------------------------------------------------------------------------------------------------------------------
Aggressive Equity           Capital appreciation.           Equity securities of small         Alliance Capital
                                                            emerging-growth companies and      Management L.P.
                                                            medium-sized companies.
------------------------------------------------------------------------------------------------------------------------
Emerging Markets            Long-term growth of             Equity securities of companies     Alliance Capital
                            capital.                        that are located in countries      Management L.P.
                                                            generally regarded as "emerging
                                                            market" countries.
------------------------------------------------------------------------------------------------------------------------
Diversified Research        Long-term growth of             Equity securities of U.S.          Capital Guardian
                            capital.                        companies and securities whose     Trust Company
                                                            principal markets are in the
                                                            U.S.
------------------------------------------------------------------------------------------------------------------------
Small-Cap Equity            Growth of capital.              Equity securities of smaller       Capital Guardian
 (formerly called                                           and medium-sized companies.        Trust Company
 Growth)
------------------------------------------------------------------------------------------------------------------------
International Large-Cap     Long-term growth of             Equity securities of non-U.S.      Capital Guardian
                            capital.                        companies and securities whose     Trust Company
                                                            principal markets are outside
                                                            of the U.S.
------------------------------------------------------------------------------------------------------------------------
Bond and Income             Total return and income         A wide range of fixed income       Goldman Sachs Asset
                            consistent with prudent         securities with varying terms      Management
                            investment management.          to maturity, with an emphasis
                                                            on long-term bonds.
------------------------------------------------------------------------------------------------------------------------
Equity                      Capital appreciation.           Equity securities of large U.S.    Goldman Sachs Asset
                            Current income is of            growth-oriented companies.         Management
                            secondary importance.
------------------------------------------------------------------------------------------------------------------------
Multi-Strategy              High total return.              A mix of equity and fixed          J.P. Morgan
                                                            income securities.                 Investment Management
                                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------
Equity Income               Long-term growth of capital     Equity securities of large and     J.P. Morgan
                            and income.                     medium-sized dividend-paying       Investment Management
                                                            U.S. companies.                    Inc.
------------------------------------------------------------------------------------------------------------------------
Growth LT                   Long-term growth of capital     Equity securities of a large       Janus Capital
                            consistent with the             number of companies of any         Corporation
                            preservation of capital.        size.
------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value               Capital appreciation.           Equity securities of medium-       Lazard Asset
                                                            sized U.S. companies believed      Management
                                                            to be undervalued.
------------------------------------------------------------------------------------------------------------------------
Equity Index                Investment results that         Equity securities of companies     Mercury Asset
                            correspond to the total         that are included in the           Management US
                            return of common stocks         Standard & Poor's 500 Composite
                            publicly traded in the U.S.     Stock Price Index.
------------------------------------------------------------------------------------------------------------------------
Small-Cap Index             Investment results that         Equity securities of companies     Mercury Asset
                            correspond to the total         that are included in the           Management US
                            return of an index of small     Russell 2000 Small Stock Index.
                            capitalization companies.
------------------------------------------------------------------------------------------------------------------------
REIT                        Current income and long-        Equity securities of real          Morgan Stanley Asset
                            term capital appreciation.      estate investment trusts.          Management
------------------------------------------------------------------------------------------------------------------------
International Value         Long-term capital               Equity securities of companies     Morgan Stanley Asset
 (formerly called           appreciation primarily          of any size located in             Management
 International)             through investment in           developed countries outside of
                            equity securities of            the U.S.
                            corporations domiciled in
                            countries other than the
                            United States.
------------------------------------------------------------------------------------------------------------------------
Government Securities       Maximize total return           Fixed income securities that       Pacific Investment
                            consistent with prudent         are issued or guaranteed by the    Management Company
                            investment management.          U.S. government, its
                                                            agencies or government-
                                                            sponsored enterprises.
------------------------------------------------------------------------------------------------------------------------
Managed Bond                Maximize total return           Medium and high-quality fixed      Pacific Investment
                            consistent with prudent         income securities with varying     Management Company
                            investment management.          terms to maturity.
------------------------------------------------------------------------------------------------------------------------
Money Market                Current income consistent       Highest quality money market       Pacific Life
                            with preservation of            instruments believed to have
                            capital.                        limited credit risk.
------------------------------------------------------------------------------------------------------------------------
High Yield Bond             High level of current           Fixed income securities with       Pacific Life
                            income.                         lower and medium-quality credit
                                                            ratings and intermediate to
                                                            long terms to maturity.
------------------------------------------------------------------------------------------------------------------------
Large-Cap Value             Long-term growth of             Equity securities of large U.S.    Salomon Brothers
                            capital. Current income is      companies.                         Asset Management Inc
                            of secondary importance.
------------------------------------------------------------------------------------------------------------------------

                                                                                                                       3

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
ILLUSTRATIONS
                                                --------------------------------------------------------------------------------

                                                Illustration 1
                                                Death benefit Option A at current cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:A
                                                FACE AMOUNT:$1,500,000
                                                MALE SELECT NONSMOKER ISSUE AGE 55
                                                FEMALE SELECT NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$32,132

                                                --------------------------------------------------------------------------------
Flexible premium survivorship                                Total
variable universal life                                      premiums
Illustration of death benefits, accumulated     End of       paid plus         End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy       interest at       hypothetical gross annual investment return of
                                                year            5%                 0%                 6%                 12%
All premium payments are illustrated as if      --------------------------------------------------------------------------------
made at the beginning of the policy year.        1              $33,738        $1,500,000         $1,500,000          $1,500,000
                                                 2              $69,163        $1,500,000         $1,500,000          $1,500,000
This illustration assumes no policy loans or     3             $106,360        $1,500,000         $1,500,000          $1,500,000
partial withdrawals have been made.              4             $145,416        $1,500,000         $1,500,000          $1,500,000
                                                 5             $186,425        $1,500,000         $1,500,000          $1,500,000
The death benefits, accumulated values and       6             $229,485        $1,500,000         $1,500,000          $1,500,000
cash surrender values will differ if             7             $274,697        $1,500,000         $1,500,000          $1,500,000
premiums are paid in different amounts or        8             $322,170        $1,500,000         $1,500,000          $1,500,000
frequencies.                                     9             $372,017        $1,500,000         $1,500,000          $1,500,000
                                                10             $424,356        $1,500,000         $1,500,000          $1,500,000
The hypothetical investment rates shown         15             $728,023        $1,500,000         $1,500,000          $1,500,000
above and elsewhere in this prospectus          20           $1,115,587        $1,500,000         $1,500,000          $2,004,601
are illustrative only and should not be         25           $1,610,229        $1,500,000         $1,500,000          $3,526,138
interpreted as a representation of past or      30           $2,241,530        $1,500,000         $1,978,416          $6,134,810
future investment results. Actual rates of      35           $3,047,247        $1,500,000         $2,687,510         $10,451,095
return may be more or less than those           --------------------------------------------------------------------------------
shown and will depend on a number of                     End of year                          End of year
factors, including the investment                        ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
allocations made to variable accounts by        End of   assuming hypothetical gross          assuming hypothetical gross
the owner and the experience of the             policy   annual investment return of          annual investment return of
accounts. No representation can be made by      year        0%          6%          12%          0%          6%          12%
us, the separate account or the fund that       --------------------------------------------------------------------------------
these hypothetical rates of return can be        1        $26,536      $28,196      $29,857    $14,184      $15,843      $17,505
achieved for any one year or sustained           2        $52,575      $57,544      $62,713    $41,595      $46,564      $51,733
over any period of time.                         3        $78,091      $88,069      $98,860    $68,484      $78,461      $89,252
                                                 4       $103,056     $119,795     $138,622    $94,821     $111,560     $130,387
This is an illustration only. An                 5       $127,439     $152,748     $182,362   $120,577     $145,886     $175,500
illustration is not intended to predict          6       $151,323     $187,072     $230,605   $145,833     $181,582     $225,115
actual performance. Interest rates,              7       $174,911     $223,036     $284,043   $170,793     $218,919     $279,926
dividends, and values set forth in the           8       $198,237     $260,754     $343,277   $195,492     $258,009     $340,532
illustration are not guaranteed.                 9       $221,304     $300,313     $408,941   $219,932     $298,941     $407,569
                                                10       $244,117     $341,807     $481,738   $244,117     $341,807     $481,738
                                                15       $368,109     $597,868   $1,001,925   $368,109     $597,868   $1,001,925
                                                20       $482,857     $921,815   $1,873,459   $482,857     $921,815   $1,873,459
                                                25       $582,430   $1,342,800   $3,358,226   $582,430   $1,342,800   $3,358,226
                                                30       $637,039   $1,884,205   $5,842,677   $637,039   $1,884,205   $5,842,677
                                                35       $580,912   $2,559,533   $9,953,424   $580,912   $2,559,533   $9,953,424
                                                --------------------------------------------------------------------------------

                                                --------------------------------------------------------------------------------

                                                Illustration 2
                                                Death benefit Option A at guaranteed cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:A
                                                FACE AMOUNT:$1,500,000
                                                MALE SELECT NONSMOKER ISSUE AGE 55
                                                FEMALE SELECT NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$32,132

                                                --------------------------------------------------------------------------------
Flexible premium survivorship                                Total
variable universal life                                      premiums
Illustration of death benefits, accumulated     End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy       interest at        hypothetical gross annual investment return of
                                                year             5%                 0%                 6%                12%
All premium payments are illustrated as if      --------------------------------------------------------------------------------
made at the beginning of the policy year.        1              $33,738         $1,500,000         $1,500,000         $1,500,000
                                                 2              $69,163         $1,500,000         $1,500,000         $1,500,000
This illustration assumes no policy loans        3             $106,360         $1,500,000         $1,500,000         $1,500,000
or partial withdrawals have been made.           4             $145,416         $1,500,000         $1,500,000         $1,500,000
                                                 5             $186,425         $1,500,000         $1,500,000         $1,500,000
*Additional payment will be required to          6             $229,485         $1,500,000         $1,500,000         $1,500,000
prevent policy termination.                      7             $274,697         $1,500,000         $1,500,000         $1,500,000
                                                 8             $322,170         $1,500,000         $1,500,000         $1,500,000
The death benefits, accumulated values and       9             $372,017         $1,500,000         $1,500,000         $1,500,000
cash surrender values will differ if            10             $424,356         $1,500,000         $1,500,000         $1,500,000
premiums are paid in different amounts or       15             $728,023         $1,500,000         $1,500,000         $1,500,000
frequencies.                                    20           $1,115,587         $1,500,000         $1,500,000         $1,912,580
                                                25           $1,610,229         $1,500,000         $1,500,000         $3,349,521
The hypothetical investment rates shown         30           $2,241,530                 $0*        $1,569,156         $5,754,522
above and elsewhere in this prospectus are      35           $3,047,247                 $0*        $2,115,323         $9,568,276
illustrative only and should not be             --------------------------------------------------------------------------------
interpreted as a representation of past or               End of year                         End of year
future investment results. Actual rates of               ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
return may be more or less than those shown     End of   assuming hypothetical gross         assuming hypothetical gross
and will depend on a number of factors,         policy   annual investment return of         annual investment return of
including the investment allocations made       year        0%          6%          12%         0%            6%          12%
to variable accounts by the owner and           --------------------------------------------------------------------------------
the experience of the accounts. No               1        $26,520      $28,179     $29,840    $14,167       $15,827      $17,487
representation can be made by us, the            2        $52,507      $57,473     $62,639    $41,527       $46,493      $51,659
separate account or the fund that these          3        $77,929      $87,897     $98,677    $68,321       $78,289      $89,070
hypothetical rates of return can be              4       $102,753     $119,469    $138,272    $94,518      $111,234     $130,037
achieved for any one year or sustained           5       $126,943     $152,206    $181,772   $120,080      $145,344     $174,909
over any period of time.                         6       $150,572     $186,242    $229,687   $145,082      $180,752     $224,197
                                                 7       $173,458     $221,456    $282,325   $169,341      $217,338     $278,207
This is an illustration only. An                 8       $195,518     $257,829    $340,140   $192,773      $255,084     $337,395
illustration is not intended to predict          9       $216,638     $295,317    $403,631   $215,266      $293,945     $402,259
actual performance. Interest rates,             10       $236,694     $333,872    $473,365   $236,694      $333,872     $473,365
dividends, and values set forth in the          15       $330,226     $557,671    $962,514   $330,226      $557,671     $962,514
illustration are not guaranteed.                20       $369,377     $808,615  $1,787,457   $369,377      $808,615   $1,787,457
                                                25       $289,020   $1,098,928  $3,190,021   $289,020    $1,098,928   $3,190,021
                                                30             $0*  $1,494,435  $5,480,498         $0*   $1,494,435   $5,480,498
                                                35             $0*  $2,014,594  $9,112,644         $0*   $2,014,594   $9,112,644
                                                --------------------------------------------------------------------------------

                                                                                                                               5

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
ILLUSTRATIONS
                                                --------------------------------------------------------------------------------

                                                Illustration 3
                                                Death benefit Option B at current cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:B
                                                FACE AMOUNT:$1,500,000
                                                MALE SELECT NONSMOKER ISSUE AGE 55
                                                FEMALE SELECT NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$120,584

                                                --------------------------------------------------------------------------------
Flexible premium survivorship                                Total
variable universal life                                      premiums
Illustration of death benefits, accumulated     End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy       interest at        hypothetical gross annual investment return of
                                                year             5%                 0%                 6%                12%
All premium payments are illustrated as if      --------------------------------------------------------------------------------
made at the beginning of the policy year.        1              $126,613        $1,606,274         $1,612,718         $1,619,164
                                                 2              $259,557        $1,711,167         $1,730,668         $1,750,935
This illustration assumes no policy loans        3              $399,148        $1,814,653         $1,854,057         $1,896,627
or partial withdrawals have been made.           4              $545,719        $1,916,702         $1,983,103         $2,057,691
                                                 5              $699,618        $2,017,279         $2,118,029         $2,235,731
The death benefits, accumulated values and       6              $861,213        $2,116,458         $2,259,178         $2,432,635
cash surrender values will differ if             7            $1,030,886        $2,214,482         $2,407,085         $2,650,677
premiums are paid in different amounts or        8            $1,209,044        $2,311,397         $2,562,113         $2,892,171
frequencies.                                     9            $1,396,109        $2,407,215         $2,724,604         $3,159,641
                                                10            $1,592,528        $2,501,946         $2,894,919         $3,455,885
The hypothetical investment rates shown         15            $2,732,132        $2,981,867         $3,903,869         $5,520,362
above and elsewhere in this prospectus          20            $4,186,587        $3,431,227         $5,176,337         $8,957,698
are illustrative only and should not be         25            $6,042,881        $3,853,446         $6,810,955        $14,789,652
interpreted as a representation of past or      30            $8,412,034        $4,183,476         $8,819,143        $24,522,986
future investment results. Actual rates of      35           $11,435,740        $4,311,655        $11,178,200        $41,122,236
return may be more or less than those           --------------------------------------------------------------------------------
shown and will depend on a number of                    End of year                          End of year
factors, including the investment                       ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
allocations made to variable accounts by        End of  assuming hypothetical gross          assuming hypothetical gross
the owner and the experience of the             policy  annual investment return of          annual investment return of
accounts. No representation can be made by      year        0%          6%          12%          0%          6%          12%
us, the separate account or the fund that       --------------------------------------------------------------------------------
these hypothetical rates of return can be        1        $106,274    $112,718     $119,164     $93,922    $100,366     $106,812
achieved for any one year or sustained           2        $211,167    $230,667     $250,935    $200,187    $219,687     $239,955
over any period of time.                         3        $314,653    $354,057     $396,627    $305,045    $344,449     $387,019
                                                 4        $416,702    $483,103     $557,691    $408,467    $474,868     $549,456
This is an illustration only. An                 5        $517,279    $618,029     $735,731    $510,416    $611,167     $728,868
illustration is not intended to predict          6        $616,458    $759,178     $932,634    $610,968    $753,688     $927,144
actual performance. Interest rates,              7        $714,482    $907,085   $1,150,677    $710,365    $902,968   $1,146,560
dividends, and values set forth in the           8        $811,397  $1,062,113   $1,392,171    $808,652  $1,059,368   $1,389,426
illustration are not guaranteed.                 9        $907,215  $1,224,604   $1,659,641    $905,842  $1,223,231   $1,658,268
                                                10      $1,001,946  $1,394,919   $1,955,885  $1,001,946  $1,394,919   $1,955,885
                                                15      $1,481,867  $2,403,869   $4,020,362  $1,481,867  $2,403,869   $4,020,362
                                                20      $1,931,227  $3,676,337   $7,457,698  $1,931,227  $3,676,337   $7,457,698
                                                25      $2,353,446  $5,310,955  $13,289,652  $2,353,446  $5,310,955  $13,289,652
                                                30      $2,683,476  $7,319,143  $23,022,986  $2,683,476  $7,319,143  $23,022,986
                                                35      $2,811,655  $9,678,200  $39,164,036  $2,811,655  $9,678,200  $39,164,036
                                                --------------------------------------------------------------------------------

                                                --------------------------------------------------------------------------------

                                                Illustration 4
                                                Death benefit Option B at guaranteed cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:B
                                                FACE AMOUNT:$1,500,000
                                                MALE SELECT NONSMOKER ISSUE AGE 55
                                                FEMALE SELECT NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$120,584

                                                --------------------------------------------------------------------------------
Flexible premium survivorship                                Total
variable universal life                                      premiums
Illustration of death benefits, accumulated     End of       paid plus           End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy       interest at         hypothetical gross annual investment return of
                                                year             5%                  0%                6%                12%
All premium payments are illustrated as if      --------------------------------------------------------------------------------
made at the beginning of the policy year.        1              $126,613         $1,606,258        $1,612,701         $1,619,147
                                                 2              $259,557         $1,711,097        $1,730,594         $1,750,858
This illustration assumes no policy loans        3              $399,148         $1,814,483        $1,853,876         $1,896,435
or partial withdrawals have been made.           4              $545,719         $1,916,381        $1,982,756         $2,057,317
                                                 5              $699,618         $2,016,746        $2,117,443         $2,235,087
The death benefits, accumulated values and       6              $861,213         $2,115,643        $2,258,267         $2,431,616
cash surrender values will differ if             7            $1,030,886         $2,212,874        $2,405,302         $2,648,696
premiums are paid in different amounts or        8            $1,209,044         $2,308,332        $2,558,722         $2,888,409
frequencies.                                     9            $1,396,109         $2,401,872        $2,718,666         $3,153,019
                                                10            $1,592,528         $2,493,328        $2,885,255         $3,445,010
The hypothetical investment rates shown         15            $2,732,132         $2,935,028        $3,847,905         $5,452,876
above and elsewhere in this prospectus          20            $4,186,587         $3,284,619        $4,989,376         $8,713,862
are illustrative only and should not be         25            $6,042,881         $3,478,713        $6,305,041        $14,078,058
interpreted as a representation of past or      30            $8,412,034         $3,367,075        $7,651,345        $22,743,088
future investment results. Actual rates of      35           $11,435,740         $2,722,700        $8,764,518        $36,907,976
return may be more or less than those shown     --------------------------------------------------------------------------------
and will depend on a number of factors,                 End of year                          End of year
including the investment allocations made               ACCUMULATED VALUE                    NET CASH SURRENDER VALUE assuming
to variable accounts by the owner and           End of  assuming hypothetical gross          hypothetical gross
the experience of the accounts. No              policy  annual investment return of          annual investment return of
representation can be made by us, the           year        0%          6%          12%          0%          6%          12%
separate account or the fund that these         --------------------------------------------------------------------------------
hypothetical rates of return can be              1        $106,258    $112,701     $119,146     $93,905    $100,349     $106,794
achieved for any one year or sustained           2        $211,097    $230,593     $250,858    $200,117    $219,613     $239,878
over any period of time.                         3        $314,483    $353,876     $396,435    $304,875    $344,269     $386,828
                                                 4        $416,381    $482,756     $557,317    $408,146    $474,521     $549,082
This is an illustration only. An                 5        $516,746    $617,443     $735,087    $509,884    $610,581     $728,225
illustration is not intended to predict          6        $615,643    $758,267     $931,616    $610,153    $752,777     $926,126
actual performance. Interest rates,              7        $712,873    $905,302   $1,148,696    $708,756    $901,184   $1,144,578
dividends, and values set forth in the           8        $808,332  $1,058,722   $1,388,409    $805,587  $1,055,977   $1,385,664
illustration are not guaranteed.                 9        $901,872  $1,218,665   $1,653,019    $900,499  $1,217,293   $1,651,646
                                                10        $993,328  $1,385,255   $1,945,010    $993,328  $1,385,255   $1,945,010
                                                15      $1,435,028  $2,347,905   $3,952,876  $1,435,028  $2,347,905   $3,952,876
                                                20      $1,784,619  $3,489,376   $7,213,862  $1,784,619  $3,489,376   $7,213,862
                                                25      $1,978,712  $4,805,041  $12,578,058  $1,978,712  $4,805,041  $12,578,058
                                                30      $1,867,075  $6,151,345  $21,243,088  $1,867,075  $6,151,345  $21,243,088
                                                35      $1,222,700  $7,264,518  $35,150,456  $1,222,700  $7,264,518  $35,150,456
                                                --------------------------------------------------------------------------------

                                                                                                                               7

ILLUSTRATIONS
                                              ------------------------------------------------------------------------------

                                              Illustration 5
                                              Death benefit Option C at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:C
                                              FACE AMOUNT:$1,500,000
                                              MALE SELECT NONSMOKER ISSUE AGE 55
                                              FEMALE SELECT NONSMOKER ISSUE AGE 55
                                              GUIDELINE PREMIUM TEST
                                              ANNUAL PREMIUM:$32,132

                                              ------------------------------------------------------------------------------
Flexible premium survivorship                              Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year            5%                 0%                6%               12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1              $33,738         $1,532,132        $1,532,132        $1,532,132
                                               2              $69,163         $1,564,263        $1,564,263        $1,564,263
This illustration assumes no policy loans      3             $106,360         $1,596,395        $1,596,395        $1,596,395
or partial withdrawals have been made.         4             $145,416         $1,628,527        $1,628,527        $1,628,527
                                               5             $186,425         $1,660,658        $1,660,658        $1,660,658
The death benefits, accumulated values and     6             $229,485         $1,692,790        $1,692,790        $1,692,790
cash surrender values will differ if           7             $274,697         $1,724,922        $1,724,922        $1,724,922
premiums are paid in different amounts or      8             $322,170         $1,757,054        $1,757,054        $1,757,054
frequencies.                                   9             $372,017         $1,789,185        $1,789,185        $1,789,185
                                              10             $424,356         $1,821,317        $1,821,317        $1,821,317
The hypothetical investment rates shown       15             $728,023         $1,981,975        $1,981,975        $1,981,975
above and elsewhere in this prospectus are    20           $1,115,587         $2,142,634        $2,142,634        $2,142,634
illustrative only and should not be           25           $1,610,229         $2,303,292        $2,303,292        $3,493,581
interpreted as a representation of past or    30           $2,241,530         $2,463,951        $2,463,951        $6,080,164
future investment results. Actual rate's of   35           $3,047,247         $2,624,609        $2,624,609       $10,359,918
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                End of year                        End of year
including the investment allocations made to           ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
variable accounts by the owner and the        End of   assuming hypothetical gross        assuming hypothetical gross
experience of the accounts. No                policy   annual investment return of        annual investment return of
representation can be made by us, the         year        0%          6%         12%          0%         6%          12%
separate account or the fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1        $26,534      $28,194     $29,855    $14,182     $15,841      $17,503
for any one year or sustained over any         2        $52,560      $57,529     $62,697    $41,580     $46,549      $51,717
period of time.                                3        $78,040      $88,015     $98,803    $68,432     $78,407      $89,195
                                               4       $102,931     $119,662    $138,480    $94,696    $111,427     $130,245
This is an illustration only. An               5       $127,185     $152,473    $182,066   $120,322    $145,611     $175,203
illustration is not intended to predict        6       $150,860     $186,566    $230,052   $145,370    $181,076     $224,562
actual performance. Interest rates,            7       $174,197     $222,242    $283,159   $170,080    $218,124     $279,041
dividends, and values set forth in the         8       $197,233     $259,613    $341,980   $194,488    $256,868     $339,235
illustration are not guaranteed.               9       $219,969     $298,763    $407,139   $218,596    $297,391     $405,766
                                              10       $242,407     $339,781    $479,327   $242,407    $339,781     $479,327
                                              15       $363,847     $592,258    $994,404   $363,847    $592,258     $994,404
                                              20       $473,176     $908,279  $1,855,346   $473,176    $908,279   $1,855,346
                                              25       $553,106   $1,302,624  $3,327,220   $553,106  $1,302,624   $3,327,220
                                              30       $535,414   $1,768,327  $5,790,633   $535,414  $1,768,327   $5,790,633
                                              35       $223,386   $2,325,081  $9,866,589   $223,386  $2,325,081   $9,866,589
                                              ------------------------------------------------------------------------------

                                              ------------------------------------------------------------------------------

                                              Illustration 6
                                              Death benefit Option C at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:C
                                              FACE AMOUNT:$1,500,000
                                              MALE SELECT NONSMOKER ISSUE AGE 55
                                              FEMALE SELECT NONSMOKER ISSUE AGE 55
                                              GUIDELINE PREMIUM TEST
                                              ANNUAL PREMIUM:$32,132

                                              ------------------------------------------------------------------------------
Flexible premium survivorship                              Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year            5%                 0%               6%                 12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1              $33,738         $1,532,132       $1,532,132         $1,532,132
                                               2              $69,163         $1,564,263       $1,564,263         $1,564,263
This illustration assumes no policy loans      3             $106,360         $1,596,395       $1,596,395         $1,596,395
or partial withdrawals have been made.         4             $145,416         $1,628,527       $1,628,527         $1,628,527
                                               5             $186,425         $1,660,658       $1,660,658         $1,660,658
*Additional payment will be required to        6             $229,485         $1,692,790       $1,692,790         $1,692,790
prevent policy termination.                    7             $274,697         $1,724,922       $1,724,922         $1,724,922
                                               8             $322,170         $1,757,054       $1,757,054         $1,757,054
The death benefits, accumulated values and     9             $372,017         $1,789,185       $1,789,185         $1,789,185
cash surrender values will differ if          10             $424,356         $1,821,317       $1,821,317         $1,821,317
premiums are paid in different amounts or     15             $728,023         $1,981,975       $1,981,975         $1,981,975
frequencies.                                  20           $1,115,587         $2,142,634       $2,142,634         $2,142,634
                                              25           $1,610,229         $2,303,292       $2,303,292         $3,163,257
The hypothetical investment rates shown       30           $2,241,530                 $0*      $2,463,951         $5,446,419
above and elsewhere in this prospectus        35           $3,047,247                 $0*              $0*        $9,067,306
are illustrative only and should not be       ------------------------------------------------------------------------------
interpreted as a representation of past or            End of year                          End of year
future investment results. Actual rates of            ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
return may be more or less than those shown   End of  assuming hypothetical gross          assuming hypothetical gross
and will depend on a number of factors,       policy  annual investment return of          annual investment return of
including the investment allocations made to  year       0%          6%          12%          0%          6%         12%
variable accounts by the owner and the        ------------------------------------------------------------------------------
experience of the accounts. No                 1       $26,517     $28,177       $29,837    $14,165     $15,824      $17,485
representation can be made by us, the          2       $52,489     $57,454       $62,619    $41,509     $46,474      $51,639
separate account or the fund that these        3       $77,868     $87,833       $98,611    $68,261     $78,225      $89,003
hypothetical rates of return can be achieved   4      $102,606    $119,312      $138,105    $94,371    $111,077     $129,870
for any one year or sustained over any         5      $126,643    $151,883      $181,422   $119,781    $145,020     $174,560
period of time.                                6      $150,028    $185,647      $229,037   $144,538    $180,157     $223,547
                                               7      $172,543    $220,443      $281,203   $168,426    $216,325     $277,086
This is an illustration only. An               8      $194,060    $256,196      $338,309   $191,315    $253,451     $335,564
illustration is not intended to predict        9      $214,403    $292,786      $400,758   $213,031    $291,414     $399,386
actual performance. Interest rates,           10      $233,371    $330,069      $468,997   $233,371    $330,069     $468,997
dividends, and values set forth in the        15      $312,946    $536,857      $937,119   $312,946    $536,857     $937,119
illustration are not guaranteed.              20      $303,907    $725,919    $1,690,773   $303,907    $725,919   $1,690,773
                                              25       $63,508    $800,156    $3,012,626    $63,508    $800,156   $3,012,626
                                              30            $0*   $450,135    $5,187,066         $0*   $450,135   $5,187,066
                                              35            $0*         $0*   $8,635,530         $0*         $0*  $8,635,530
                                              ------------------------------------------------------------------------------
                                                                                                                           9

ILLUSTRATIONS
                                              ------------------------------------------------------------------------------

                                              Illustration 7
                                              Death benefit Option D at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:D
                                              FACE AMOUNT:$1,500,000
                                              MALE SELECT NONSMOKER ISSUE AGE 55
                                              FEMALE SELECT NONSMOKER ISSUE AGE 55
                                              GUIDELINE PREMIUM TEST
                                              ANNUAL PREMIUM:$32,132

                                              ------------------------------------------------------------------------------
Flexible premium survivorship                              Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year            5%                 0%                6%               12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1              $33,738         $1,500,000        $1,500,000        $1,500,000
                                               2              $69,163         $1,503,000        $1,503,000        $1,503,000
This illustration assumes no policy loans      3             $106,360         $1,506,000        $1,506,000        $1,506,000
or partial withdrawals have been made.         4             $145,416         $1,510,500        $1,510,500        $1,510,500
                                               5             $186,425         $1,516,500        $1,516,500        $1,516,500
The death benefits, accumulated values and     6             $229,485         $1,522,500        $1,522,500        $1,522,500
cash surrender values will differ if           7             $274,697         $1,530,000        $1,530,000        $1,530,000
premiums are paid in different amounts or      8             $322,170         $1,539,000        $1,539,000        $1,539,000
frequencies.                                   9             $372,017         $1,549,500        $1,549,500        $1,549,500
                                              10             $424,356         $1,563,000        $1,563,000        $1,563,000
The hypothetical investment rates shown       15             $728,023         $1,675,500        $1,675,500        $1,675,500
above and elsewhere in this prospectus are    20           $1,115,587         $1,903,500        $1,903,500        $1,999,561
illustrative only and should not be           25           $1,610,229         $2,317,500        $2,317,500        $3,517,816
interpreted as a representation of past or    30           $2,241,530         $2,766,000        $2,766,000        $6,120,843
future investment results. Actual rates of    35           $3,047,247         $3,000,000        $3,000,000       $10,427,790
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                End of year                         End of year
including the investment allocations made to           ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
variable accounts by the owner and the        End of   assuming hypothetical gross         assuming hypothetical gross
experience of the accounts. No                policy   annual investment return of         annual investment return of
representation can be made by us, the         year        0%         6%          12%          0%          6%         12%
separate account or the fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1        $26,536     $28,196      $29,857    $14,184      $15,843     $17,505
for any one year or sustained over any         2        $52,575     $57,544      $62,713    $41,595      $46,564     $51,733
period of time.                                3        $78,088     $88,066      $98,857    $68,481      $78,458     $89,249
                                               4       $103,047    $119,786     $138,612    $94,812     $111,551    $130,377
This is an illustration only. An               5       $127,417    $152,725     $182,337   $120,555     $145,862    $175,475
illustration is not intended to predict        6       $151,276    $187,022     $230,550   $145,786     $181,532    $225,060
actual performance. Interest rates,            7       $174,830    $222,948     $283,947   $170,713     $218,831    $279,829
dividends, and values set forth in the         8       $198,112    $260,615     $343,122   $195,367     $257,870    $340,377
illustration are not guaranteed.               9       $221,123    $300,107     $408,707   $219,750     $298,735    $407,335
                                              10       $243,861    $341,513     $481,398   $243,861     $341,513    $481,398
                                              15       $367,082    $596,605   $1,000,349   $367,082     $596,605  $1,000,349
                                              20       $478,874    $916,834   $1,868,749   $478,874     $916,834  $1,868,749
                                              25       $560,706  $1,316,326   $3,350,301   $560,706   $1,316,326  $3,350,301
                                              30       $526,729  $1,769,011   $5,829,375   $526,729   $1,769,011  $5,829,375
                                              35       $126,383  $2,227,104   $9,931,229   $126,383   $2,227,104  $9,931,229
                                              ------------------------------------------------------------------------------

                                              -------------------------------------------------------------------------------

                                              Illustration 8
                                              Death benefit Option D at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:D
                                              FACE AMOUNT:$1,500,000
                                              MALE SELECT NONSMOKER ISSUE AGE 55
                                              FEMALE SELECT NONSMOKER ISSUE AGE 55
                                              GUIDELINE PREMIUM TEST
                                              ANNUAL PREMIUM:$32,132

                                              -------------------------------------------------------------------------------
Flexible premium survivorship                              Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year             5%                0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1              $33,738         $1,500,000        $1,500,000        $1,500,000
                                               2              $69,163         $1,503,000        $1,503,000        $1,503,000
This illustration assumes no policy loans      3             $106,360         $1,506,000        $1,506,000        $1,506,000
or partial withdrawals have been made.         4             $145,416         $1,510,500        $1,510,500        $1,510,500
                                               5             $186,425         $1,516,500        $1,516,500        $1,516,500
*Additional payment will be required to        6             $229,485         $1,522,500        $1,522,500        $1,522,500
prevent policy termination.                    7             $274,697         $1,530,000        $1,530,000        $1,530,000
                                               8             $322,170         $1,539,000        $1,539,000        $1,539,000
The death benefits, accumulated values and     9             $372,017         $1,549,500        $1,549,500        $1,549,500
cash surrender values will differ if          10             $424,356         $1,563,000        $1,563,000        $1,563,000
premiums are paid in different amounts or     15             $728,023         $1,675,500        $1,675,500        $1,675,500
frequencies.                                  20           $1,115,587         $1,903,500        $1,903,500        $1,903,500
                                              25           $1,610,229         $2,317,500        $2,317,500        $3,289,651
The hypothetical investment rates shown       30           $2,241,530                 $0*       $2,766,000        $5,655,488
above and elsewhere in this prospectus are    35           $3,047,247                 $0*               $0*       $9,407,250
illustrative only and should not be           ------------------------------------------------------------------------------
interpreted as a representation of past or             End of year                         End of year
future investment results. Actual rates of             ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
return may be more or less than those shown   End of   assuming hypothetical gross         assuming hypothetical gross
and will depend on a number of factors,       policy   annual investment return of         annual investment return of
including the investment allocations made to  year        0%          6%         12%          0%          6%         12%
variable accounts by the owner and the        ------------------------------------------------------------------------------
experience of the accounts. No                 1        $26,520     $28,179      $29,840    $14,167     $15,827      $17,487
representation can be made by us, the          2        $52,506     $57,472      $62,638    $41,526     $46,492      $51,658
separate account or the fund that these        3        $77,925     $87,893      $98,674    $68,318     $78,286      $89,066
hypothetical rates of return can be achieved   4       $102,743    $119,458     $138,260    $94,508    $111,223     $130,025
for any one year or sustained over any         5       $126,917    $152,178     $181,742   $120,054    $145,316     $174,879
period of time.                                6       $150,517    $186,183     $229,624   $145,027    $180,693     $224,134
                                               7       $173,354    $221,342     $282,200   $169,236    $217,224     $278,083
This is an illustration only. An               8       $195,331    $257,623     $339,913   $192,586    $254,878     $337,168
illustration is not intended to predict        9       $216,317    $294,961     $403,236   $214,945    $293,589     $401,863
actual performance. Interest rates,           10       $236,159    $333,274     $472,696   $236,159    $333,274     $472,696
dividends, and values set forth in the        15       $325,377    $552,067     $955,987   $325,377    $552,067     $955,987
illustration are not guaranteed.              20       $338,815    $772,249   $1,754,080   $338,815    $772,249   $1,754,080
                                              25       $120,929    $892,759   $3,133,001   $120,929    $892,759   $3,133,001
                                              30             $0*   $522,435   $5,386,180         $0*   $522,435   $5,386,180
                                              35             $0*         $0*  $8,959,286         $0*         $0*  $8,959,286
                                              ------------------------------------------------------------------------------
                                                                                                                          11

ILLUSTRATIONS
                                              -------------------------------------------------------------------------------

                                              Illustration 9
                                              Death benefit Option A at current cost of insurance rates
                                              Based on a weighted average of annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:A
                                              FACE AMOUNT:$1,500,000
                                              MALE SELECT NONSMOKER ISSUE AGE 55
                                              FEMALE SELECT NONSMOKER ISSUE AGE 55
                                              GUIDELINE PREMIUM TEST
                                              ANNUAL PREMIUM:$32,132

                                              ------------------------------------------------------------------------------
Flexible premium survivorship                              Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year            5%                 0%                6%               12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1              $33,738         $1,500,000        $1,500,000        $1,500,000
                                               2              $69,163         $1,500,000        $1,500,000        $1,500,000
This illustration assumes no policy loans      3             $106,360         $1,500,000        $1,500,000        $1,500,000
or partial withdrawals have been made.         4             $145,416         $1,500,000        $1,500,000        $1,500,000
                                               5             $186,425         $1,500,000        $1,500,000        $1,500,000
The death benefits, accumulated values and     6             $229,485         $1,500,000        $1,500,000        $1,500,000
cash surrender values will differ if           7             $274,697         $1,500,000        $1,500,000        $1,500,000
premiums are paid in different amounts or      8             $322,170         $1,500,000        $1,500,000        $1,500,000
frequencies.                                   9             $372,017         $1,500,000        $1,500,000        $1,500,000
                                              10             $424,356         $1,500,000        $1,500,000        $1,500,000
The hypothetical investment rates shown       15             $728,023         $1,500,000        $1,500,000        $1,500,000
above and elsewhere in this prospectus are    20           $1,115,587         $1,500,000        $1,500,000        $2,037,938
illustrative only and should not be           25           $1,610,229         $1,500,000        $1,500,000        $3,602,412
interpreted as a representation of past or    30           $2,241,530         $1,500,000        $2,024,950        $6,300,328
future investment results. Actual rates of    35           $3,047,247         $1,500,000        $2,762,698       $10,791,807
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                    End of year                       End of year
including the investment allocations made to               ACCUMULATED VALUE                 NET CASH SURRENDER VALUE
variable accounts by the owner and the        End of       assuming hypothetical gross       assuming hypothetical gross
experience of the accounts. No                policy       annual investment return of       annual investment return of
representation can be made by us, the         year            0%        6%         12%          0%        6%         12%
separate account or the fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1            $26,569    $28,231     $29,895    $14,217    $15,879     $17,542
for any one year or sustained over any         2            $52,674    $57,653     $62,832    $41,694    $46,673     $51,852
period of time.                                3            $78,285    $88,291     $99,113    $68,677    $78,683     $89,505
                                               4           $103,374   $120,175    $139,073    $95,139   $111,940    $130,838
This is an illustration only. An               5           $127,911   $153,334    $183,085   $121,048   $146,472    $176,223
illustration is not intended to predict        6           $151,975   $187,916    $231,688   $146,485   $182,426    $226,198
actual performance. Interest rates,            7           $175,771   $224,195    $285,592   $171,654   $220,077    $281,474
dividends, and values set forth in the         8           $199,332   $262,289    $345,414   $196,587   $259,544    $342,669
illustration are not guaranteed.               9           $222,660   $302,292    $411,811   $221,288   $300,920    $410,438
                                              10           $245,758   $344,303    $485,510   $245,758   $344,303    $485,510
                                              15           $371,587   $604,324  $1,013,954   $371,587   $604,324  $1,013,954
                                              20           $488,821   $935,362  $1,904,615   $488,821   $935,362  $1,904,615
                                              25           $591,629 $1,368,587  $3,430,869   $591,629 $1,368,587  $3,430,869
                                              30           $650,490 $1,928,524  $6,000,312   $650,490 $1,928,524  $6,000,312
                                              35           $601,046 $2,631,141 $10,277,912   $601,046 $2,631,141 $10,277,912
                                              ------------------------------------------------------------------------------

                                              ------------------------------------------------------------------------------

                                              Illustration 10
                                              Death benefit Option A at guaranteed cost of insurance rates
                                              Based on a weighted average of annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:A
                                              FACE AMOUNT:$1,500,000
                                              MALE SELECT NONSMOKER ISSUE AGE 55
                                              FEMALE SELECT NONSMOKER ISSUE AGE 55
                                              GUIDELINE PREMIUM TEST
                                              ANNUAL PREMIUM:$32,132

                                              ------------------------------------------------------------------------------
Flexible premium survivorship                              Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year            5%                 0%                6%               12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1              $33,738         $1,500,000        $1,500,000        $1,500,000
                                               2              $69,163         $1,500,000        $1,500,000        $1,500,000
This illustration assumes no policy loans      3             $106,360         $1,500,000        $1,500,000        $1,500,000
or partial withdrawals have been made.         4             $145,416         $1,500,000        $1,500,000        $1,500,000
                                               5             $186,425         $1,500,000        $1,500,000        $1,500,000
*Additional payment will be required to        6             $229,485         $1,500,000        $1,500,000        $1,500,000
prevent policy termination.                    7             $274,697         $1,500,000        $1,500,000        $1,500,000
                                               8             $322,170         $1,500,000        $1,500,000        $1,500,000
The death benefits, accumulated values and     9             $372,017         $1,500,000        $1,500,000        $1,500,000
cash surrender values will differ if          10             $424,356         $1,500,000        $1,500,000        $1,500,000
premiums are paid in different amounts or     15             $728,023         $1,500,000        $1,500,000        $1,500,000
frequencies.                                  20           $1,115,587         $1,500,000        $1,500,000        $1,946,190
                                              25           $1,610,229         $1,500,000        $1,500,000        $3,424,763
The hypothetical investment rates shown       30           $2,241,530                 $0*       $1,630,833        $5,914,147
above and elsewhere in this prospectus are    35           $3,047,247                 $0*       $2,204,346        $9,886,928
illustrative only and should not be           ------------------------------------------------------------------------------
interpreted as a representation of past or               End of year                         End of year
future investment results. Actual rates of               ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
return may be more or less than those shown   End of     assuming hypothetical gross         assuming hypothetical gross
and will depend on a number of factors,       policy     annual investment return of         annual investment return of
including the investment allocations made to  year          0%         6%          12%          0%         6%        12%
variable accounts by the owner and the        ------------------------------------------------------------------------------
experience of the accounts. No                 1          $26,553     $28,215      $29,877    $14,201     $15,862    $17,525
representation can be made by us, the          2          $52,605     $57,581      $62,758    $41,625     $46,601    $51,778
separate account or the fund that these        3          $78,122     $88,118      $98,930    $68,515     $78,511    $89,323
hypothetical rates of return can be achieved   4         $103,071    $119,848     $138,722    $94,836    $111,613   $130,487
for any one year or sustained over any         5         $127,413    $152,791     $182,493   $120,551    $145,929   $175,631
period of time.                                6         $151,223    $187,084     $230,769   $145,733    $181,594   $225,279
                                               7         $174,316    $222,612     $283,870   $170,199    $218,494   $279,752
This is an illustration only. An               8         $196,609    $259,360     $342,272   $193,864    $256,615   $339,527
illustration is not intended to predict        9         $217,987    $297,289     $406,494   $216,615    $295,917   $405,122
actual performance. Interest rates,           10         $238,324    $336,357     $477,128   $238,324    $336,357   $477,128
dividends, and values set forth in the        15         $333,640    $564,102     $974,620   $333,640    $564,102   $974,620
illustration are not guaranteed.              20         $375,183    $822,429   $1,818,869   $375,183    $822,429 $1,818,869
                                              25         $298,106  $1,127,673   $3,261,680   $298,106  $1,127,673 $3,261,680
                                              30               $0* $1,553,174   $5,632,521         $0* $1,553,174 $5,632,521
                                              35               $0* $2,099,377   $9,416,122         $0* $2,099,377 $9,416,122
                                              ------------------------------------------------------------------------------
                                                                                                                          13

Form No. 15-22031-00

    Supplement dated December 17, 1999 to Prospectus Dated May 1, 1999 for
                 Pacific Select Estate Preserver Last Survivor
               Flexible Premium Variable Life Insurance Policies
                   Issued by Pacific Life Insurance Company

In this supplement, you and your mean the      This supplement provides information about four additional variable investment
Policyholder or Owner. Pacific Life, we, us,   options offered under the policy. Each of these investment options is set up as
and our refer to Pacific Life Insurance        a variable account under our separate account and invests in a corresponding
Company. M Fund refers to M Fund, Inc.         portfolio of the M Fund.
You'll find an explanation of what terms
used in this supplement mean in the            Variable Account I:    Brandes International Equity Fund
accompanying variable life insurance           Variable Account II:   Turner Core Growth Fund
prospectus or the M Fund prospectus.           Variable Account III:  Frontier Capital Appreciation Fund
                                               Variable Account IV:   Enhanced U.S. Equity Fund
The M Fund is described in detail in its
prospectus and in its Statement of             You can allocate premium payments and transfer accumulated value to these
Additional Information (SAI).                  variable investment options, as well as to the other investment options described in the accompanying Pacific Select Estate Preserver prospectus.
Pacific Select Estate Preserver is described
in detail in the accompanying variable life
insurance prospectus. Except as described
below, all features and procedures of the
Policy described in its prospectus remain
intact.

                                                                                                                       1

Your policy's accumulated           About the variable investment options
value will fluctuate                The following chart is a summary of the M Fund portfolios. Each M Fund
depending on the investment         portfolio invests in different securities and has its own investment goals,
options you've chosen.              strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds and returns are not guaranteed. You'll find detailed descriptions of the portfolios, including the risks associated with investing in the portfolios, in the accompanying M Fund prospectus. There's no guarantee that a portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                                                      The Portfolio's     The Portfolio's Main
                                    Portfolio         Investment Goal     Investments                            Portfolio Manager

                                    Brandes           Long-term capital   Equity securities of foreign           Brandes Investment
                                    International     appreciation.       issuers, including common stocks,      Partners, L.P.
                                    Equity                                preferred stocks and securities
                                                                          that are convertible into common
                                                                          stocks. Focuses on stocks with
                                                                          capitalizations of $1 billion
                                                                          or more.

                                    Turner Core       Long-term capital   Common stocks that show strong         Turner Investment
                                    Growth Fund       appreciation.       earnings potential and also have       Partners, Inc.
                                                                          reasonable valuations.

                                    Frontier Capital  Maximum capital     Common stock of companies of all       Frontier Capital
                                    Appreciation      appreciation.       sizes with emphasis on stocks          Management
                                                                          companies with capitalizations of
                                                                          Company, Inc. less than $3 billion.

                                    Enhanced U.S.     Above-market        Common stocks of U.S. companies        Franklin Portfolio
                                    Equity            total return.       which the portfolio manager            Associates LLC
                                                                          believes have the potential for
                                                                          higher rates of return than the
                                                                          Standard & Poor's 500 Composite
                                                                          Stock Price Index while having
                                                                          risks similar to those of the
                                                                          index.

We are not responsible for          M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each
the operation of the M Fund or      portfolio of the M Fund, and has retained other firms to manage the portfolios.
any of its portfolios. We also      MFIA and the M Fund's Board of Directors oversee the management of all of the M
are not responsible for ensuring    Fund's portfolios.
that the M Fund and its
portfolios comply with any
laws that apply.

You'll find more information about Policy     Fees and expenses paid by the M Fund
charges in An overview of Pacific Select      The M Fund pays advisory fees and other expenses. These are deducted from the
Estate Preserver in the accompanying          assets of each Portfolio and may vary from year to year. They are not fixed and
variable life insurance prospectus.           are not part of the terms of your policy. If you choose a variable investment option, these fees and expenses affect you indirectly because they reduce portfolio returns.
You'll find more about M Fund fees and
expenses in the accompanying                  M Fund's expenses are assessed at the Fund level and are not direct charges
M Fund prospectus.                            against the Variable Accounts or the Policy's Accumulated Value. The unit value of a variable account will change with the value of its corresponding M Fund portfolio.

                                              . Advisory fee
                                              MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee to MFIA for these services. The table below shows the advisory fee as an annual percentage of each portfolio's average daily net assets.

                                              . Other expenses
                                              The table also shows expenses the M Fund paid in 1998 as an annual percentage of each portfolio's average daily net assets. MFIA has agreed to pay operating expenses of the M Fund (not including brokerage or other portfolio transaction expenses, expenses for litigation, indemnification, taxes, or other extraordinary expenses) that exceed 0.25% of each portfolio's average daily net assets. MFIA does this voluntarily, but does not guarantee that it will continue to do so after December 31, 1999.

                                              M Fund Expenses after Expense Limitation/1/

                                                                             Advisory    Other       Total
                                                                             fee         expenses    expenses
                                                                             --------    --------    --------
                                              Brandes International Equity    1.05%       0.25%       1.30%
                                              Turner Core Growth              0.45%       0.25%       0.70%
                                              Frontier Capital Appreciation   0.90%       0.25%       1.15%
                                              Enhanced U.S. Equity            0.55%       0.25%       0.80%

                                              /1/Actual expenses for 1998 were 3.57% for Brandes International Equity, 3.42%
                                              for Turner Core Growth, 1.75% for Frontier Capital Appreciation, and 2.34% for
                                              Enhanced U.S. Equity. MFIA paid the difference.

                                              Statements and reports we'll send you
                                              We'll send you financial statements that we receive from M Fund.

The rights we describe in the                 Voting rights
accompanying variable life                    We're the legal owner of the shares of the M Fund that are held by the variable
insurance prospectus under Making             accounts. The voting rights we describe in the Voting rights section of the
changes to the separate account               accompanying variable life insurance prospectus and how we'll exercise them
also apply to the M Fund.                     also apply to the M Fund.

                                                                                                                            3

ILLUSTRATIONS
                                                     ------------------------------------------------------------------------------
If you ask us, we'll provide you with                Illustrations 1 and 2, which appear on the following pages, illustrate how the
different kinds of illustrations:                    death benefit, accumulated value and net cash surrender value of a hypothetical policy may vary over an extended period of time, based on certain hypothetical
 . Illustrations similar to the ones in the           rates of return.
  prospectus and this supplement, but
  based on information you give us about             These illustrations are based on a hypothetical policy with the following
  the ages of the two people to be insured by        characteristics:
  the policy, their risk classes, the face
  amount, the death benefit and premium payments.    . the death benefit option is Option A
                                                     . the face amount is $1,500,000
 . Illustrations that show the allocation of          . the annual premium is $32,132
  premium payments to specified Variable             . on the policy date, the people insured by the policy are:
  Accounts. These will reflect the                     - a 55-year old male non-smoker
  expenses of the portfolio in which                   - a 55-year old female non-smoker
  the variable account invests.
                                                     The cost of insurance rates vary by illustration, as follows:
 . Illustrations that use a hypothetical gross        ----------------------------------------------
  rate of return that's greater than 12%.                                    Cost of insurance rate
  These are available only to certain large          ----------------------------------------------
  institutional investors.                           Illustration 1          Current
                                                     Illustration 2          Guaranteed
                                                     ----------------------------------------------

                                                     Assumptions
                                                     The illustrations are based on the guideline premium test. Here are the assumptions we're using:

                                                     . The hypothetical rates of return are equal to constant gross annual rates of
                                                       0%, 6% and 12%.

                                                     . All premium payments are made at the beginning of the policy year.

                                                     . An amount equal to the annual premium, after taxes, is invested to earn interest at 5% compounded annually for the second column of each table, Total premiums paid plus interest at 5%, which shows the amount that would accumulate.

                                                     . No policy loans have been taken out.

                                                     . The amounts shown for the death benefits, accumulated values and net cash surrender values reflect charges deducted from the variable accounts. This means that the net investment return on the variable accounts is lower than the gross investment return on the assets.

                                                     . The amounts shown for the death benefits, accumulated values and net cash surrender values also reflect premium loads, administrative charges and mortality and expense risk charges.

The Pacific Select Fund's investment                 . The illustrations assume total annual advisory fees and expenses of 80% of
advisory fees and expenses are shown in                total average daily net assets of the portfolios. This reflects average
An overview of Pacific Select Estate                   advisory fees of .69% and average expenses of .11% based upon fees and
Preserver.                                             expenses of portfolios available as investment options under the policy.

The M Fund's investment advisory fees
and expenses are shown on page 3 of this supplement.

                                              . There are no charges against the variable accounts for income taxes but we reserve the right to impose charges in the future.

                                              Things to keep in mind
                                              Here are a few things to keep in mind when reviewing the illustrations:

                                              . The values shown would be different if, although the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, they also rose above or fell below those averages for individual policy years.

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10%.

                                              . The amounts shown would be different if unisex insurance rates were used or if the people insured by the policy were females and insurance rates for females were used.

                                              . For the illustration that assumes current cost of insurance rates, the amounts shown would be different if either person insured by the policy was a smoker and rates for smokers were used.

                                              . The portfolio expenses used in the illustrations do not include foreign taxes. Here's what foreign taxes were for the year ended December 31, 1998:

                                              ---------------------------------------------------------------------
                                                                                           Percentage of average
                                              Portfolio                                    daily net assets
                                              ---------------------------------------------------------------------
                                              Pacific Select Fund:
                                               Aggressive Equity                           0.01%
                                               Growth LT                                   0.01%
                                               Equity Income                               0.01%
                                               Equity Index                                0.01%
                                               International                               0.23%
                                               Emerging Markets                            0.26%
                                              M Fund:
                                               Brandes International Equity                0.18%
                                              ---------------------------------------------------------------------

                                                                                                                          5

                                               --------------------------------------------------------------------------------

                                               Illustration 1
                                               Death benefit Option A at current cost of insurance rates
                                               Based on average annual advisory fees and expenses of the portfolios

                                               DEATH BENEFIT OPTION:A
                                               FACE AMOUNT:$1,500,000
                                               MALE NONSMOKER ISSUE AGE 55
                                               FEMALE NONSMOKER ISSUE AGE 55
                                               GUIDELINE PREMIUM TEST
                                               ANNUAL PREMIUM:$32,132

                                               --------------------------------------------------------------------------------
Flexible premium survivorship                            Total
variable universal life                                  premiums
                                               End of    paid plus         End of year DEATH BENEFIT assuming
Illustration of death benefits, accumulated    policy    interest at       hypothetical gross annual investment return of
values and net cash surrender values.          year           5%               0%                  6%                   12%
                                               --------------------------------------------------------------------------------
All premium payments are illustrated as if      1           $33,738         $1,500,000          $1,500,000           $1,500,000
made at the beginning of the policy year.       2           $69,163         $1,500,000          $1,500,000           $1,500,000
                                                3          $106,360         $1,500,000          $1,500,000           $1,500,000
This illustration assumes no policy loans or    4          $145,416         $1,500,000          $1,500,000           $1,500,000
partial withdrawals have been made.             5          $186,425         $1,500,000          $1,500,000           $1,500,000
                                                6          $229,485         $1,500,000          $1,500,000           $1,500,000
The death benefits, accumulated values          7          $274,697         $1,500,000          $1,500,000           $1,500,000
and cash surrender values will differ if        8          $322,170         $1,500,000          $1,500,000           $1,500,000
premiums are paid in different amounts or       9          $372,017         $1,500,000          $1,500,000           $1,500,000
frequencies.                                   10          $424,356         $1,500,000          $1,500,000           $1,500,000
                                               15          $728,023         $1,500,000          $1,500,000           $1,500,000
The hypothetical investment rates shown        20        $1,115,587         $1,500,000          $1,500,000           $1,996,351
above and elsewhere in this prospectus         25        $1,610,229         $1,500,000          $1,500,000           $3,507,322
are illustrative only and should not be        30        $2,241,530         $1,500,000          $1,966,938           $6,094,118
interpreted as a representation of past or     35        $3,047,247         $1,500,000          $2,669,031          $10,367,617
future investment results. Actual rates of     --------------------------------------------------------------------------------
return may be more or less than those                   End of year                          End of year
shown and will depend on a number of                    ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
factors, including the investment              End of   assuming hypothetical gross          assuming hypothetical gross
allocations made to variable accounts by       policy   annual investment return of          annual investment return of
the owner and the experience of the            year        0%           6%           12%        0%           6%           12%
accounts. No representation can be made        --------------------------------------------------------------------------------
by us, the separate account or the              1        $26,528      $28,187      $29,848    $14,175      $15,835      $17,495
underlying funds that these hypothetical        2        $52,551      $57,517      $62,684    $41,571      $46,537      $51,704
rates of return can be achieved for any         3        $78,043      $88,013      $98,796    $68,435      $78,406      $89,189
one year or sustained over any period of        4       $102,977     $119,700     $138,510    $94,742     $111,465     $130,275
time.                                           5       $127,322     $152,602     $182,182   $120,459     $145,740     $175,320
                                                6       $151,160     $186,861     $230,334   $145,670     $181,371     $224,844
This is an illustration only. An illustration   7       $174,696     $222,747     $283,657   $170,578     $218,630     $279,539
is not intended to predict actual               8       $197,964     $260,371     $342,745   $195,219     $257,626     $340,000
performance. Interest rates, dividends, and     9       $220,967     $299,820     $408,226   $219,594     $298,448     $406,854
values set forth in the illustration are not   10       $243,708     $341,186     $480,799   $243,708     $341,186     $480,799
guaranteed.                                    15       $367,244     $596,264     $998,939   $367,244     $596,264     $998,939
                                               20       $481,379     $918,461   $1,865,748   $481,379     $918,461   $1,865,748
                                               25       $580,156   $1,336,433   $3,340,307   $580,156   $1,336,433   $3,340,307
                                               30       $633,722   $1,873,275   $5,803,922   $633,722   $1,873,275   $5,803,922
                                               35       $575,964   $2,541,934   $9,873,921   $575,964   $2,541,934   $9,873,921
                                               --------------------------------------------------------------------------------

                                               --------------------------------------------------------------------------------

                                               Illustration 2
                                               Death benefit Option A at guaranteed cost of insurance rates
                                               Based on average annual advisory fees and expenses of the portfolios

                                               DEATH BENEFIT OPTION:A
                                               FACE AMOUNT:$1,500,000
                                               MALE NONSMOKER ISSUE AGE 55
                                               FEMALE NONSMOKER ISSUE AGE 55
                                               GUIDELINE PREMIUM TEST
                                               ANNUAL PREMIUM:$32,132

                                               ----------------------------------------------------------------------------------
Flexible premium survivorship                            Total
variable universal life                                  premiums
Illustration of death benefits, accumulated    End of    paid plus            End of year DEATH BENEFIT assuming
values and net cash surrender values.          policy    interest at          hypothetical gross annual investment return of
                                               year         5%                 0%                   6%                  12%
All premium payments are illustrated as if     ----------------------------------------------------------------------------------
made at the beginning of the policy year.       1           $33,738           $1,500,000           $1,500,000          $1,500,000
                                                2           $69,163           $1,500,000           $1,500,000          $1,500,000
This illustration assumes no policy loans or    3          $106,360           $1,500,000           $1,500,000          $1,500,000
partial withdrawals have been made.             4          $145,416           $1,500,000           $1,500,000          $1,500,000
                                                5          $186,425           $1,500,000           $1,500,000          $1,500,000
*Additional payment will be required to         6          $229,485           $1,500,000           $1,500,000          $1,500,000
prevent policy termination.                     7          $274,697           $1,500,000           $1,500,000          $1,500,000
                                                8          $322,170           $1,500,000           $1,500,000          $1,500,000
The death benefits, accumulated values          9          $372,017           $1,500,000           $1,500,000          $1,500,000
and cash surrender values will differ if       10          $424,356           $1,500,000           $1,500,000          $1,500,000
premiums are paid in different amounts or      15          $728,023           $1,500,000           $1,500,000          $1,500,000
frequencies.                                   20        $1,115,587           $1,500,000           $1,500,000          $1,904,253
                                               25        $1,610,229           $1,500,000           $1,500,000          $3,330,951
The hypothetical investment rates shown        30        $2,241,530                   $0*          $1,553,695          $5,715,263
above and elsewhere in this prospectus         35        $3,047,247                   $0*          $2,093,168          $9,490,186
are illustrative only and should not be        ----------------------------------------------------------------------------------
interpreted as a representation of past or             End of year                           End of year
future investment results. Actual rates of             ACCUMULATED VALUE                     NET CASH SURRENDER VALUE
return may be more or less than those          End of  assuming hypothetical gross           assuming hypothetical gross
shown and will depend on a number of           policy  annual investment return of           annual investment return of
factors, including the investment              year       0%         6%        12%               0%            6%           12%
allocations made to variable accounts by       ----------------------------------------------------------------------------------
the owner and the experience of the             1      $26,511       $28,170      $29,831     $14,159       $15,818       $17,478
accounts. No representation can be made         2      $52,482       $57,446      $62,609     $41,502       $46,466       $51,629
by us, the separate account or the              3      $77,881       $87,841      $98,614     $68,273       $78,234       $89,007
underlying funds that these hypothetical        4     $102,674      $119,374     $138,160     $94,439      $111,139      $129,925
rates of return can be achieved for any         5     $126,825      $152,060     $181,591    $119,963      $145,198      $174,729
one year or sustained over any period of        6     $150,410      $186,032     $229,418    $144,920      $180,542      $223,928
time.                                           7     $173,244      $221,168     $281,939    $169,127      $217,050      $277,822
                                                8     $195,246      $257,447     $339,609    $192,501      $254,702      $336,864
This is an illustration only. An illustration   9     $216,302      $294,826     $402,918    $214,929      $293,453      $401,545
is not intended to predict actual              10     $236,287      $333,253     $472,429    $236,287      $333,253      $472,429
performance. Interest rates, dividends, and    15     $329,377      $556,074     $959,509    $329,377      $556,074      $959,509
values set forth in the illustration are not   20     $367,939      $805,195   $1,779,676    $367,939      $805,195    $1,779,676
guaranteed.                                    25     $286,778    $1,091,838   $3,172,334    $286,778    $1,091,838    $3,172,334
                                               30           $0*   $1,479,710   $5,443,108          $0*   $1,479,710    $5,443,108
                                               35           $0*   $1,993,493   $9,038,273          $0*   $1,993,493    $9,038,273
                                               ----------------------------------------------------------------------------------

                                                                                                                                7

Form No. 15-21535-01